Leases - Summary of Lease Cost (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2020 CNY (¥)
Lease Cost [Line Items]
Operating lease cost	¥ 8,900
Lease cost	0
Cash paid for operating leases	8,867
Right-of-use assets obtained in exchange for operating lease liabilities	¥ 12,851